Financial Instruments - Summary of Urealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net	$ 6	$ 160
Level 2 of Fair Value Hierarchy [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	15	163
Risk Management Liability	9	3
Risk Management Net	6	160
Level 2 of Fair Value Hierarchy [Member] | Interest rate swap contract [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset		7
Risk Management Net		7
Level 2 of Fair Value Hierarchy [Member] | Commodity Price Risk [Member] | Crude oil contracts [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	15	156
Risk Management Liability	9	2
Risk Management Net	$ 6	154
Level 2 of Fair Value Hierarchy [Member] | Foreign Exchange [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Liability		1
Risk Management Net		$ (1)